Exhibit 99.1
SEMI-ANNUAL SERVICER’S CERTIFICATE
Pursuant to Section 4.01(b)(ii) of the Investment Recovery Property Servicing Agreement, dated as of September 1, 2011 (the “Servicing Agreement”), between ENTERGY LOUISIANA, LLC, as servicer and ENTERGY LOUISIANA INVESTMENT RECOVERY FUNDING I, L.L.C., the Servicer does hereby certify, for the December 1, 2016 Payment Date (the “Current Payment Date”), as follows:
Capitalized terms used herein have their respective meanings as set forth in the Indenture. References herein to certain sections and subsections are references to the respective sections of the Servicing Agreement or the Indenture, as the context indicates.

1.	Allocation of Remittances as of Current Payment Date allocable to principal and interest:

a)	Principal

		Aggregate
i.	Tranche A-1	$11,632,204.45
ii.	Total:	$11,632,204.45

b)	Interest

		Aggregate
i.	Tranche A-1	$1,148,561.67
ii.	Total:	$1,148,561.67

2.
Outstanding Amount of Bonds prior to, and after giving effect to the payment on the Current Payment Date and the difference, if any, between the Outstanding Amount specified in the Expected Amortization Schedule (after giving effect to payments to be made on such Payment Date under 1a above) and the Principal Balance to be Outstanding (following payment on Current Payment Date):

a)	Principal Balance Outstanding (as of the date of this certification):

i.	Tranche A-1 $112,604,085.53
ii.	Total: $112,604,085.53

b)	Principal Balance to be Outstanding (following payment on Current Payment Date):

i.	Tranche A-1 $100,971,881.08
ii.	Total: $100,971,881.08

c)	Difference between (b) above and Outstanding Amount specified in Expected Amortization Schedule:

i.	Tranche A-1 $0
ii.	Total: $0

3.	All other transfers to be made on or before the Current Payment Date, including amounts to be paid to the Indenture Trustee and to the Servicer:

a)	Operating Expenses

i.	Trustee Fees and Expenses: (subject to $1 million cap on Indemnity Amounts per Section 8.02(e)(i) of the Indenture)		$0.00
ii.	Servicing Fee:	Entergy Louisiana, LLC Wire Instructions: Capital One Bank New Orleans, LA ABA # 065000090 Account Name: ELL -General Fund Account # 812073753	$72,500.00
iii.	Administration Fee:	Entergy Louisiana, LLC Wire Instructions: Capital One Bank New Orleans, LA ABA # 065000090 Account Name: ELL - General Fund Account # 812073753	$50,000.00
iv.	Other Operating Expenses:
1. Duggins Wren Mann & Romero, LLP
Wire Instructions:
Frost National Bank
Downtown Financial Center
401 Congress Ave. 12th Floor
Austin, Texas 78767
ABA Number: 114000093
Account Name: Duggins Wren Mann & Romero, LLP
Account Number: 591442015
Ref. invoice numbers: 23393

2. Deloitte & Touche LLP
Wire Instructions:
Bank of America
ABA Number: 026009593
Account Name: Deloitte & Touche LLP
Account Number: 385015866213
Ref. Invoice Number: 8002731241

3. Moody’s Investors Service
Wire Instructions:
SunTrust Bank
ABA Number: 061000104
Account Name: Moody’s Investors Service, Inc.
Account Number: 8801939847
Ref. Invoice Number: C1976445-000

4. Standard & Poor’s
Wire Instructions:
Bank of America-San Francisco CA
ABA Number: 0260-0959-3
Account Name: Standard & Poor’s
Account Number: 12334-02500
Ref. Invoice Number: 11316044

5. Global Securitization Services LLC
Wire Instructions:
Signature Bank
ABA Number: 026 013 576
Account Name: Global Securitization Services LLC
Account Number: 1502313947
Ref. Invoice Number: 47522
			$891.00 $85,000.00 $7,500.00 $20,000.00 $5,000.00
v.	Total:		$240,891.00

b)	Other Payments

i.	Operating Expenses (payable pursuant to Section 8.02(e)(iv) (sum of 3.a.v. above)): $240,891.00
ii.	Funding of Capital Subaccount (to required amount): $0
iii.	Indemnity Amounts over $1 million (payable pursuant to Section 8.02(e)(viii) of the Indenture): $0
iv.
Return on Capital Subaccount (payable pursuant to Section 8.02(e)(x)
 of the Indenture) to Entergy Louisiana Investment Recovery Funding I, L.L.C.: $1,722.93
Wire Instructions:
Capital One Bank
New Orleans, LA
ABA # 065000090
Account Name: ELL - General Fund Acct # 812073753

v.	Deposit to Excess Funds Subaccount**: $290,510.43
vi.
Total: $533,124.36

**This amount assumes that estimated remittances of $600,000.00 covering the period of November 19, 2016 - November 30, 2016 will be deposited into the General Subaccount. The amount that is deposited to the Excess Funds Subaccount may be higher/lower if remittances to the General Subaccount are higher/lower than such estimated amount.

4.	Estimated amounts on deposit in the Capital Subaccount and Excess Funds Subaccount after giving effect to the foregoing payments:
a)    Capital Subaccount

i.	Total: $1,035,880.00

a)	Excess Funds Subaccount

i.	Total: $957,051.22

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Servicer’s Certificate this 23rd day of November, 2016.
ENTERGY LOUISIANA, LLC,
as Servicer

By:	/s/ Steven C. McNeal
Name: Steven C. McNeal
Title: Vice President and Treasurer